Earnings (Loss) Per Common Share Applicable to Common Shareholders of MUFG (Tables)	12 Months Ended
Mar. 31, 2011
Earnings (Loss) Per Common Share Applicable to Common Shareholders of MUFG
Reconciliation of Net Income (Loss) and Weighted Average Number of Common Shares Outstanding Used for the Computation of Basic EPS to the Adjusted Amounts for the Computation of Diluted EPS

	2009	2010	2011
	(in millions)
Income (loss) (Numerator):
Net income (loss) attributable to Mitsubishi UFJ Financial Group	¥(1,468,040)	¥859,819	¥461,796
Income allocable to preferred shareholders:
Cash dividends paid	(6,399)	(21,678)	(20,940)
Beneficial conversion feature	(9,478)	—	—
Effect of induced conversion of Mitsubishi UFJ NICOS Co., Ltd. Class 1 stock (Note 2)	(7,676)	—	—

Net income (loss) available to common shareholders of Mitsubishi UFJ Financial Group	(1,491,593)	838,141	440,856

Effect of dilutive instruments:
Convertible preferred stock—Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd.	—	(1,123)	(1,232)
Stock options—kabu.com Securities	—	(1)	0

Net income (loss) available to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥(1,491,593)	¥837,017	¥439,624

	2009	2010	2011
	(thousands of shares)
Shares (Denominator):
Weighted average common shares outstanding	10,821,091	12,324,315	14,131,567
Effect of dilutive instruments:
Convertible preferred stock	—	1	1
Stock options	—	8,365	13,169

Weighted average common shares for diluted computation	10,821,091	12,332,681	14,144,737

	2009	2010	2011
	(in yen)
Earnings (loss) per common share applicable to common shareholders of Mitsubishi UFJ Financial Group:
Basic earnings (loss) per common share:
Net income (loss) available to common shareholders of Mitsubishi UFJ Financial Group	¥(137.84)	¥68.01	¥31.20

Diluted earnings (loss) per common share:
Net income (loss) available to common shareholders of Mitsubishi UFJ Financial Group	¥(137.84)	¥67.87	¥31.08